Provisions_Details of provisions for guarantee (Details) - KRW (₩)		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Reconciliation of changes in provisions for payment guarantee [Abstract]
Beginning balance	[1]	₩ 192,924,000,000
Beginning balance		183,247,000,000	₩ 238,117,000,000
Changes in provisions for payment guarantee [Abstract]
Replaced by 12-month expected credit loss		0
Replaced with expected credit loss for the entire period		0
Replaced with credit-impaired financial assets		0
Provisions provided			1,003,000,000
Provisions used		(8,506,000,000)	(12,335,000,000)
Unused provision reversed provisions for payment guarantee		(86,990,000,000)	(45,971,000,000)
Foreign currencies translation adjustments			20,000,000
Others		9,399,000,000	7,920,000,000
Ending balance		106,827,000,000	₩ 188,754,000,000
Stage 1
Reconciliation of changes in provisions for payment guarantee [Abstract]
Beginning balance	[1]	47,132,000,000
Changes in provisions for payment guarantee [Abstract]
Replaced by 12-month expected credit loss		76,000,000
Replaced with expected credit loss for the entire period		(954,000,000)
Replaced with credit-impaired financial assets		(21,000,000)
Provisions used		(8,506,000,000)
Unused provision reversed provisions for payment guarantee		(4,873,000,000)
Others		9,393,000,000
Ending balance		42,247,000,000
Stage 2
Reconciliation of changes in provisions for payment guarantee [Abstract]
Beginning balance	[1]	18,281,000,000
Changes in provisions for payment guarantee [Abstract]
Replaced by 12-month expected credit loss		(76,000,000)
Replaced with expected credit loss for the entire period		58,894,000,000
Replaced with credit-impaired financial assets		(20,000,000)
Provisions used		0
Unused provision reversed provisions for payment guarantee		(46,344,000,000)
Others		6,000,000
Ending balance		30,741,000,000
Stage 3
Reconciliation of changes in provisions for payment guarantee [Abstract]
Beginning balance	[1]	127,511,000,000
Changes in provisions for payment guarantee [Abstract]
Replaced by 12-month expected credit loss		0
Replaced with expected credit loss for the entire period		(57,940,000,000)
Replaced with credit-impaired financial assets		41,000,000
Provisions used		0
Unused provision reversed provisions for payment guarantee		(35,773,000,000)
Others		0
Ending balance		₩ 33,839,000,000

[1]	The beginning balance was restated in accordance with IFRS 9.